Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Ageing of Trade Receivables
As at December 31, 2024, the expected credit losses are $211,000 (2023: $533,000). The following tables sets out the ageing of trade receivables, according to their due date:

Aged trade receivables

	Expected credit losses		Gross carrying amount
	2024	2023	2024	2023
	A$’000	A$’000	A$’000	A$’000
Not past due:		-	129,712	57,576
Past due:
30 days	(30)	-	5,956	4,298
60 days	(9)	(1)	884	381
90 days	(30)	(4)	1,003	932
120 days	(142)	(528)	2,101	2,123
Total	(211)	(533)	139,656	65,310

Contractual Maturity of Financial Instrument Liabilities
The following tables detail the Group’s remaining contractual maturity for its financial instrument liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the financial liabilities are required to be paid. The tables include both interest and principal cash flows disclosed as remaining contractual maturities and therefore these totals may differ from their carrying amount in the consolidated statement of financial position.

As at December 31, 2024	1-6 months	6-12 months	1-5 years	Over 5 years	Total contractual cash flows	Carrying amount of liabilities
	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000
Non-derivatives
Trade and other payables	139,927	-	-	-	139,927	139,927
Borrowings	8,454	8,464	716,899	5,104	738,921	570,811
Lease liabilities	1,477	1,463	7,948	135	11,023	10,637
Government grant liability	1,210	491	1,329	182	3,212	3,000
Contingent consideration	85,635	-	38,186	1,989	125,810	116,316
Total financial liabilities	236,703	10,418	764,362	7,410	1,018,893	840,691

As at December 31, 2023	1-6 months	6-12 months	1-5 years	Over 5 years	Total contractual cash flows	Carrying amount of liabilities
	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000
Non-derivatives
Trade and other payables	81,704	-	-	-	81,704	81,704
Borrowings	1,105	1,105	8,839	6,859	17,908	9,173
Lease liabilities	1,044	1,057	6,744	1,264	10,109	8,272
Government grant liability	376	577	3,169	593	4,715	2,664
Contingent consideration	-	38,382	65,229	2,352	105,963	92,754
Total financial liabilities	84,229	41,121	83,981	11,068	220,399	194,567

Foreign Currency Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Currency Risk Exposure
The balances held at December 31, 2024 that give rise to currency risk exposure are presented in Australian dollars below:

As at December 31, 2024

	USD	AUD	EUR	CHF	JPY	GBP	CAD
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Cash and cash equivalents	460,664	227,312	20,169	574	208	1,011	408
Trade receivables	136,525	734	2,367	-	-	-	99
Financial assets	-	50,000	6,093	-	-	-	-
Trade payables	(76,881)	(12,363)	(22,052)	(746)	(28)	(1,608)	(1,890)
Government grant	-	-	(3,000)	-	-	-	-
Decommissioning liability	-	-	(11,702)	-	-	-	-
Contingent consideration	(91,417)	(838)	(24,061)	-	-	-	-
Borrowings	-	(538,056)	(15,255)	-	-	-	-

The balances held at December 31, 2023 that give rise to currency risk exposure are presented in Australian dollars below:

	USD	AUD	EUR	CHF	JPY	GBP	CAD
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Cash and cash equivalents	60,659	58,649	3,678	118	133	-	-
Trade receivables	37,131	26,478	1,168	-	-	-	-
Trade payables	(9,224)	(67,581)	(4,721)	-	(8)	(162)	(8)
Government grant liability	-	-	(2,550)	-	-	-	-
Decommissioning liability	-	-	(5,333)	-	-	-	-
Contingent consideration liability	(64,231)	-	-	-	-	-	-
Borrowings	-	-	(9,173)	-	-	-	-

Sensitivity Analysis
Outlined below is a sensitivity analysis which assesses the impact that a change of +/- 10% in the exchange rates as at each reporting date would have on the Group’s reported profit/(loss) after income tax and/or equity balance.

Impact on post-tax profit/(loss)

	2024	2024	2024	2024	2023	2023	2023	2023
	+10% Profit/(loss)	-10% Profit/(loss)	+10% Equity	-10% Equity	+10% Profit/(loss)	-10% Profit/(loss)	+10% Equity	-10% Equity
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
USD	(16,040)	19,605	(24,189)	29,564	1,699	(2,076)	(7,860)	9,606
EUR	2,413	(2,949)	553	(676)	1,496	(1,828)	(231)	283
CHF	(0)	0	68	(83)	-	-	(29)	35
JPY	1	(1)	(17)	21	-	-	(12)	14
GBP	2	(3)	52	(64)	-	1	-	-
CAD	-	-	(37)	45	-	-	(7)	8
Total	(13,624)	16,652	(23,570)	28,808	3,195	(3,903)	(8,139)	9,946